Share capital, Share Purchase Warrants (FY) (Details)					9 Months Ended		12 Months Ended
		Oct. 08, 2024 $ / shares	May 10, 2023 shares	Nov. 04, 2022 shares	Apr. 30, 2025 $ / shares shares	Apr. 30, 2025 $ / shares $ / shares shares	Jul. 31, 2024 $ / shares shares	Jul. 31, 2024 $ / shares $ / shares shares	Jul. 31, 2023 $ / shares shares	Jul. 31, 2023 $ / shares shares	Jul. 31, 2022 $ / shares shares	Apr. 30, 2025 $ / shares	Nov. 06, 2024 $ / shares	Oct. 29, 2024 $ / shares	Jul. 31, 2024 $ / shares	Sep. 22, 2023 $ / shares	Aug. 22, 2023 $ / shares	Aug. 04, 2023 $ / shares
Number of Warrants [Abstract]
Beginning balance (in shares)					1,328,846	1,328,846
Warrant Issued (in shares)				1,220,668
Ending balance (in shares)							1,328,846	1,328,846
Exercise price of warrant (in dollars per share) | $ / shares		$ 6.73											$ 1.52	$ 1.31		$ 1.31	$ 1.31	$ 1.31
Remaining Life [Abstract]
Share purchase warrants, remaining life		2 years			4 years 5 months 26 days	4 years 5 months 26 days	8 months 12 days	8 months 12 days
Share Purchase Warrants [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)					1,328,846	1,328,846	1,509,817	1,509,817
Warrant Issued (in shares)					22,699,987	22,699,987
Exercised (in shares)					(91,760)	(91,760)	(180,971)	(180,971)
Ending balance (in shares)					22,899,057	22,899,057	1,328,846	1,328,846	1,509,817	1,509,817
Exercise price of warrant (in dollars per share) | $ / shares					$ 6.73	$ 6.73
Weighted Average Exercise Price [Abstract]
Weighted average exercise price, beginning balance (in dollars per share) | $ / shares						$ 4.72		$ 4.25
Exercised, weighted average exercise price (in dollars per share) | $ / shares						0.95		0.97
Weighted average exercise price, ending balance (in dollars per share) | $ / shares						$ 1.52		$ 4.72		$ 4.25
Remaining Life [Abstract]
Share purchase warrants, remaining life					4 years 8 months 26 days	4 years 8 months 26 days	8 months 1 day	8 months 1 day	1 year 10 months 6 days	1 year 10 months 6 days
Share Purchase Warrants [Member] | Exercise Price CAD $1.20 [Member]
Number of Warrants [Abstract]
Ending balance (in shares)					12,999	12,999
Exercise price of warrant (in dollars per share) | $ / shares					$ 13.08	$ 13.08
Expiry date of warrant					Jun. 30, 2025	Jun. 30, 2025
Share Purchase Warrants [Member] | Exercise Price CAD $2.00 [Member]
Number of Warrants [Abstract]
Ending balance (in shares)					186,071	186,071
Exercise price of warrant (in dollars per share) | $ / shares					$ 1.31	$ 1.31
Expiry date of warrant					Sep. 29, 2026	Sep. 29, 2026
Share Purchase Warrants [Member] | Exercise Price CAD $0.20 [Member]
Number of Warrants [Abstract]
Ending balance (in shares)	[1]				22,699,987	22,699,987
Exercise price of warrant (in dollars per share) | $ / shares												$ 1.52
Expiry date of warrant					Nov. 06, 2029	Nov. 06, 2029
DevvStream Holdings, Inc. [Member]
Number of Warrants [Abstract]
Exercised (in shares)			(1,170,000)
Exercise price of warrant (in dollars per share) | $ / shares														$ 0.2		$ 0.2	$ 0.2	$ 0.2
DevvStream Holdings, Inc. [Member] | Share Purchase Warrants [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)					8,689,018	8,689,018	9,872,351	9,872,351	7,959,376	7,959,376
Replacement Finco Warrants (in shares)									2,997,975	2,997,975
Warrant Issued (in shares)									85,000	85,000
Exercised (in shares)							(1,183,333)	(1,183,333)	(1,170,000)	(1,170,000)
Ending balance (in shares)							8,689,018	8,689,018	9,872,351	9,872,351	7,959,376
Weighted Average Exercise Price [Abstract]
Weighted average exercise price, beginning balance (in dollars per share) | $ / shares					$ 1		$ 0.9		$ 0.7
Replacement Finco warrants, weighted average exercise price (in dollars per share) | $ / shares									1.2
Issued, weighted average exercise price (in dollars per share) | $ / shares									2
Exercised, weighted average exercise price (in dollars per share) | $ / shares							0.2		0.35
Weighted average exercise price, ending balance (in dollars per share) | $ / shares							$ 1		$ 0.9		$ 0.7
Remaining Life [Abstract]
Share purchase warrants, remaining life							8 months 1 day	8 months 1 day	1 year 10 months 6 days	1 year 10 months 6 days	1 year 9 months 18 days
Replacement Finco warrants, remaining life									1 year 3 months 7 days	1 year 3 months 7 days
Issued, remaining life									1 year 11 months 1 day	1 year 11 months 1 day
DevvStream Holdings, Inc. [Member] | Share Purchase Warrants [Member] | Exercise Price CAD $1.20 [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)					6,787,351	6,787,351
Ending balance (in shares)							6,787,351	6,787,351
Exercise price of warrant (in dollars per share) | $ / shares							$ 1.2	$ 1.2
Expiry date of warrant							Nov. 04, 2024	Nov. 04, 2024
DevvStream Holdings, Inc. [Member] | Share Purchase Warrants [Member] | Exercise Price CAD $2.00 [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)					85,000	85,000
Ending balance (in shares)							85,000	85,000
Exercise price of warrant (in dollars per share) | $ / shares															$ 2
Expiry date of warrant							Jun. 30, 2025	Jun. 30, 2025
DevvStream Holdings, Inc. [Member] | Share Purchase Warrants [Member] | Exercise Price CAD $0.20 [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)					1,816,667	1,816,667
Ending balance (in shares)							1,816,667	1,816,667
Exercise price of warrant (in dollars per share) | $ / shares							$ 0.2	$ 0.2
Expiry date of warrant							Sep. 29, 2026	Sep. 29, 2026

[1]	Each warrant exercisable for 0.9692 common stock